TEMPORARY DEPOSITS PAID TO ENTITIES FOR EQUITY INVESTMENTS IN FUTURE SINO JOINT VENTURE COMPANIES (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Deposits And Prepaid Expenses [Line Items]
Security Deposit	$ 41,109,708		$ 41,109,708		$ 6,030,785
Trade Center [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	4,086,941	[1]	4,086,941	[1]	0	[1]
Seafood Center [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	1,032,914	[1]	1,032,914	[1]	0	[1]
Fish Farm Two Gao Qiqiang Aquaculture [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	6,000,000	[1]	6,000,000	[1]	0	[1]
Prawn Farm One [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	14,554,578	[1]	14,554,578	[1]	2,682,680	[1]
Prawn Farm Two [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	9,877,218	[1]	9,877,218	[1]	3,348,105	[1]
Cattle Farm Two [Member]
Deposits And Prepaid Expenses [Line Items]
Security Deposit	$ 5,558,057	[1]	$ 5,558,057	[1]	$ 0	[1]

[1]	The above amounts were subject to conversion to an additional equity investment in the investees upon the completion of legal procedures of formation of SJVCs.